Average Annual Total Returns (Mid Cap Index Trust)	12 Months Ended
May 01, 2011
S&P MidCap 400 Index
Average Annual Return:
One Year	26.64%
Five Year	5.73%
Ten Year	7.17%
Series I, Mid Cap Index Trust
Average Annual Return:
One Year	25.98%
Five Year	5.26%
Ten Year	6.52%
Date of Inception	May 01, 2000
Series II, Mid Cap Index Trust
Average Annual Return:
One Year	25.80%
Five Year	5.05%
Ten Year	6.35%
Date of Inception	Jan. 28, 2002
Series NAV, Mid Cap Index Trust
Average Annual Return:
One Year	26.06%
Five Year	5.30%
Ten Year	6.55%
Date of Inception	Apr. 29, 2005